Accounts Receivable-Net (Tables)	12 Months Ended
Sep. 30, 2014
Accounts Receivable-Net
Schedule of net accounts receivable

	Fiscal Year Ended
	September 30, 2014	September 30, 2013
	(in millions)
Billed	$1,248.4	$1,177.6
Unbilled	1,214.8	1,076.8
Contract retentions	263.9	174.3

Total accounts receivable—gross	2,727.1	2,428.7
Allowance for doubtful accounts	(72.1)	(86.4)

Total accounts receivable—net	$2,655.0	$2,342.3